Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 84.6%
U.S. Treasury Bill, 5.40%, 4/16/2024(a) ........................................ $ 2,200,000 $ 2,195,174
U.S. Treasury Bill, 5.39%, 6/6/2024(a) ......................................... 500,000 495,222
U.S. Treasury Bill, 5.36%, 6/20/2024(a) ........................................ 4,300,000 4,250,201
Total U.S. Treasury Bills (Cost $6,940,561) ......................................... 6,940,597
Total Investments – 84.6%
(Cost $6,940,561) ............................................................. $ 6,940,597
Other Assets in Excess of Liabilities – 15.4% .......................................... 1,259,825
Net Assets – 100.0% ............................................................ $ 8,200,422
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Gasoline RBOB Future ............................ 13 $ 1,485,448 4/30/24 $ 30,736
NY Harbor ULSD Future ........................... 1 110,153 4/30/24 (2,171)
Soybean Future .................................. 7 417,025 5/14/24 (1,413)
Soybean Oil Future ............................... 19 546,630 5/14/24 (9,686)
Copper Future ................................... 15 1,502,625 5/29/24 39,937
Silver Future .................................... 1 124,580 5/29/24 980
Gold 100 OZ Future .............................. 5 1,119,200 6/26/24 32,510
Soybean Oil Future ............................... 9 261,792 7/12/24 (4,710)
Copper Future ................................... 2 201,950 7/29/24 5,670
Soybean Oil Future ............................... 5 145,620 8/14/24 24
WTI Crude Future ................................ 3 240,270 8/20/24 14,050
Soybean Future .................................. 2 118,675 9/13/24 (1,062)
WTI Crude Future ................................ 9 700,560 11/20/24 13,800
Total unrealized appreciation/(depreciation) $ 118,665
Short position contracts:
Natural Gas Future ............................... (3) (52,890) 4/26/24 636
Wheat Future (CBT) .............................. (1) (28,013) 5/14/24 (269)
Corn Future ..................................... (8) (176,800) 5/14/24 (1,325)
Natural Gas Future ............................... (3) (59,910) 5/29/24 1,090
Natural Gas Future ............................... (2) (46,800) 6/26/24 200
NY Harbor ULSD Future ........................... (1) (109,977) 6/28/24 774
Wheat Future (CBT) .............................. (2) (57,575) 7/12/24 (1,213)
Corn Future ..................................... (7) (159,075) 7/12/24 (1,471)
Gasoline RBOB Future ............................ (3) (326,390) 7/31/24 (441)
Natural Gas Future ............................... (3) (73,110) 8/28/24 2,370
Corn Future ..................................... (1) (23,225) 9/13/24 (187)
Wheat Future (CBT) .............................. (3) (88,725) 9/13/24 (4,363)
Natural Gas Future ............................... (10) (253,000) 9/26/24 5,711
Natural Gas Future ............................... (3) (87,900) 10/29/24 1,288
Natural Gas Future ............................... (2) (68,840) 11/26/24 (250)
Corn Future ..................................... (2) (47,775) 12/13/24 (600)

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
Natural Gas Future ............................... (4) $ (149,080) 12/27/24 $ (1,230)
Total unrealized appreciation/(depreciation) $ 720
Total net unrealized appreciation $ 119,385
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 84.6%
Total Investments ................................................................................ 84.6%
Other Assets in Excess of Liabilities .................................................................. 15.4%
Net Assets ..................................................................................... 100.0%